Factoring Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Factoring Agreement [Abstract]
FACTORING AGREEMENT
7 – FACTORING AGREEMENT

In June 2012, the Company entered into a one-year factoring agreement with a finance company. The agreement automatically renews annually unless terminated by either party. Under the terms of the agreement, the Company, at its discretion, assigns the collection rights of its receivables to the finance company in exchange for an advance rate of 85% of face value. The assignments are transacted with recourse only at the option of the finance company in the event of non-payment. The Company's obligations under the factor agreement are secured by substantially all assets of the Company. In accordance with ASC 860 "Transfers and Servicing" regarding transfers of receivables with recourse, this factoring arrangement is accounted for as a secured financing. For the three months ended September 30, 2013, the Company had factored approximately $1,108,000 of receivables and had received cash advances of approximately $1,090,309. Outstanding receivables purchased by the factor as of September 30, 2013 were approximately $522,000 and are included in accounts receivable in the accompanying unaudited condensed consolidated balance sheet, and the secured loan due to the lender was approximately $444,000. Factor fees for the three and nine months ending September 30, 2013 were approximately $35,500 and $104,000, respectively and are included in interest expenses. (See Note 3)

9 – FACTORING AGREEMENT

In June 2012, the Company entered into a one-year factoring agreement with a finance company.  The agreement automatically renews annually unless terminated by either party. Under the terms of the agreement, the Company, at its discretion, assigns the collection rights of its receivables to the finance company in exchange for an advance rate of 85% of face value.  The assignments are transacted with recourse only at the option of the finance company in the event of non-payment.  The Company's obligations under the factor agreement are secured by substantially all assets of the Company.  In accordance with ASC 860 "Transfers and Servicing" regarding transfers of receivables with recourse, this factoring arrangement is accounted for as a secured financing. During 2012, the Company had factored approximately $3,850,000 of receivables and had received cash advances of approximately $3,272,000. Outstanding receivables purchased by the factor as of December 31, 2012 were approximately $950,000 and included in accounts receivable in the accompanying consolidated balance sheet, and the secured loan due to the lender was $827,075. Factor fees in 2012 were approximately $119,000, and are included in interest expenses. (See Note 3)